Loans and advances to clients (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Loans and advances to clients	R$ 26,696	R$ 32,647	R$ 40,790
Financial liabilities associated with assets transfer	R$ 25,497	R$ 32,138	R$ 40,511